Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income before income taxes		€ 1,548,620	€ 1,273,635	€ 1,023,477
Income tax provision based on company's domestic rate		(387,155)	(318,409)	(255,869)
Effects of tax rates in foreign jurisdictions		5,370	(1,580)	23,459
Adjustments in respect of tax exempt income		31,276	23,899	29,430
Adjustments in respect of tax incentives		205,555	159,728	120,751
Adjustments in respect of prior years' current taxes		(13,559)	(6,474)	5,155
Adjustments in respect of prior years' deferred taxes		6,001	1,325	16,164
Movements in the liability for unrecognized tax benefits		(10,600)	(9,669)	(7,588)
Tax effects in respect of Cymer acquisition related items		0	77,909	67,730
Other credits and non-taxable items		1,666	(3,724)	(7,219)
Provision for income taxes		€ (161,446)	€ (76,995)	€ (7,987)
Income before income taxes (in percentage)	[1]	100.00%	100.00%	100.00%
Income tax (provision) benefit based on company's domestic rate (in percentage)	[1]	25.00%	25.00%	25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	[1]	(0.30%)	0.10%	(2.30%)
Adjustments in respect of tax exempt income (in percentage)	[1]	(2.00%)	(1.90%)	(2.90%)
Adjustments in respect of tax incentives (in percentage)	[1]	(13.30%)	(12.50%)	(11.70%)
Adjustments in respect of prior years' current taxes (in percentage)	[1]	0.90%	0.50%	(0.50%)
Adjustments in respect of prior years' deferred taxes (in percentage)	[1]	(0.40%)	(0.10%)	(1.60%)
Movements in the liability for unrecognized tax benefits (in percentage)	[1]	0.70%	0.80%	0.70%
Tax effects in respect of Cymer acquisition related items (in percentage)	[1]	0.00%	(6.10%)	(6.60%)
Other credits and non-taxable items (in percentage)	[1]	(0.10%)	0.30%	0.70%
Provision for income taxes (in percentage)	[1]	10.40%	6.00%	0.80%

[1]	As a percentage of income before income taxes.